Share Capital and Reserves (Details) - shares	Feb. 25, 2026	Aug. 18, 2025
Share Capital and Reserves [Abstract]
Authorized shares		500,000,000,000
Description of effect of ADS ratio change	On February 25, 2026, the Company effected the change in the ADS ratio from one (1) ADS representing ten thousand eight hundred (10,800) Ordinary Shares, to one (1) ADS representing forty three thousand two hundred (43,200) Ordinary Shares. This change in the ADS has the effect on the existing ADSs on the basis of one (1) new ADS for every four (4) old ADSs (held by the Company’s ADS holders. All ADS numbers in the financial statements were adjusted to reflect the most recent change in the ADS ratio